CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

SCHEDULE I

BALANCE SHEETS

(Amounts in U.S. Dollars (“$”), except number of shares)

	December 31,
	2012	2013

ASSETS
Current Assets:
Cash and cash equivalents	$296	$779
Restricted cash	13,525,585	11,933,535
Amounts due from subsidiaries	43,677,656	69,535,879
Prepaid expenses and other current assets	228,535	103,243

Total current assets	$57,432,072	$81,573,436

Non-current Assets:
Fixed assets, net	$26,799	$9,020
Intangible assets, net	9,575	8,191
Investments in subsidiaries	—	—

Total non-current assets	$36,374	$17,211

TOTAL ASSETS	$57,468,446	$81,590,647

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$7,405,538	$49,238,024
Accrued expenses and other current liabilities	10,148,850	13,027,789

Total liabilities	$17,554,388	$62,265,813

Non-current Liabilities:

Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,366,544 and 101,560,744 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	$10,137	$10,156
Additional paid-in capital	342,670,656	343,512,927
Accumulated deficit	(339,626,880)	(363,594,750)
Accumulated other comprehensive income	36,860,145	39,396,501

Total VisionChina Media Inc. shareholders’ equity	$39,914,058	$19,324,834

TOTAL LIABILITIES AND EQUITY	$57,468,446	$81,590,647

STATEMENTS OF OPERATIONS

(Amounts in U.S. Dollars (“$”), except number of shares)

	Year ended December 31,
	2011	2012	2013

General and administrative expenses	$(6,542,591)	$(10,257,148)	$(4,927,611)
Equity in loss of subsidiaries	(6,197,150)	(145,582,875)	(1,284)
Impairment losses recognised on amounts due from subsidiaries	—	(90,652,506)	(19,118,382)

Operating loss	(12,739,741)	(246,492,529)	(24,047,277)
Interest income	332,608	83,337	79,407
Interest expense	(96,159)	—	—

Net loss	$(12,503,292)	$(246,409,192)	$(23,967,870)

STATEMENT OF COMPREHENSIVE INCOME

(Amounts in U.S. Dollars (“$”), except number of shares)

	Year ended December 31,
	2011	2012	2013

Net loss	$(12,503,292)	$(246,409,192)	$(23,967,870)
Other comprehensive income net of tax:
Change in cumulative foreign currency translation adjustments	12,872,968	2,431,227	2,536,356
Total comprehensive income (loss)	$369,676	$(243,977,965)	$(21,431,514)

STATEMENTS OF CHANGES OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME (LOSS)

(Amounts in U.S. Dollars (“$”), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders’
	Number	Amount	capital	deficit	income	equity

Balance at January 1, 2011	84,894,888	$8,490	$273,934,960	$(80,714,396)	$21,555,950	$214,785,004
Shares issued to certain subscribers	17,375,479	1,737	68,995,004	—	—	68,996,741
Share repurchase	(1,062,450)	(106)	(1,877,459)	—	—	(1,877,565)
Exercise of share options	88,334	8	92,832	—	—	92,840
Restricted shares	16,764	2	(2)	—	—	—
Share-based compensation	—	—	817,673	—	—	817,673
Foreign currency translation adjustment	—	—	—	—	12,872,968	12,872,968
Net loss	—	—	—	(12,503,292)	—	(12,503,292

Balance at December 31, 2011	101,313,015	$10,131	$341,963,008	$(93,217,688)	$34,428,918	$283,184,369
Exercise of share options	39,100	4	38,996	—	—	39,000
Restricted shares	14,429	2	(2)	—	—	—
Share-based compensation	—	—	668,654	—	—	668,654
Foreign currency translation adjustment	—	—	—	—	2,431,227	2,431,227
Net loss	—	—	—	(246,409,192)	—	(246,409,192)

Balance at December 31, 2012	101,366,544	$10,137	$342,670,656	$(339,626,880)	$36,860,145	$39,914,058
Restricted shares	194,200	19	(19)	––	––	––
Share-based compensation	—	—	842,290	—	—	842,290
Foreign currency translation adjustment	—	—	—	—	2,536,356	2,536,356
Net loss	—	—	—	(23,967,870)	—	(23,967,870)
Balance at December 31, 2013	101,560,744	$10,156	$343,512,927	$(363,594,750)	39,396,501	$19,324,834

 STATEMENTS OF CASH FLOWS

(Amounts in U.S. Dollars (“$”), except number of shares)

	Year ended December 31,
	2011	2012	2013
Cash flows used in operating activities:
Net loss	$(12,503,292)	$(246,409,192)	$(23,967,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	22,293	26,561	19,163
Equity in loss of subsidiaries and variable interest entities	6,197,150	145,582,875	1,284
Impairment losses recognised on amounts due from subsidiaries	—	90,652,506	19,118,382
Share-based compensation	817,673	668,654	842,290
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(230,945)	366,765	125,292
Amounts due from subsidiaries	(60,791,933)	14,283,746	(327,047)
Accrued expenses and other current liabilities	3,600,398	5,718,238	2,596,939

Net cash (used in) provided by operating activities	(62,888,656)	10,890,153	(1,591,567)

Cash flows used in investing activities:
Acquisition of intangible assets	—	(13,844)	—
Advances (to) from subsidiaries	(18,932,360)	2,431,402	—
Restricted cash	—	(13,525,585)	1,592,050

Net cash (used in) provided by investing activities	(18,932,360)	(11,108,027)	1,592,050

Cash flows from financing activities:
Proceeds from exercise of share option, net of issuance cost of nil	92,840	39,000	—
Share repurchases	(1,877,565)	—	—
Proceeds from issuance of common shares	68,996,741	—	—

Net cash provided by financing activities	67,212,016	39,000	—

Net (decrease) increase in cash and cash equivalents	(14,609,000)	(178,874)	483

Cash and cash equivalents at the beginning of the year	14,788,170	179,170	296

Cash and cash equivalents at the end of the year	$179,170	$296	$779

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.  As of December 31, 2012 and 2013, approximately $168.4 million and $153.4 million of the registered capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2011, 2012 and 2013.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments in Equity Method and Joint Ventures”.  Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and 100% of the subsidiaries’ profit or loss as “Equity in loss of subsidiaries and variable interest entities” on the statements of operations.